Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment [ ]:  Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 703-528-3600

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Arlington, Virginia
February 16, 1999

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: $172,824 (thousands)

List of Other Included Managers:  None

Form 13F Information Table

	           Title
                      of                Value     Shrs or          Investment Other         Voting Authority
Name of Issuer       Class    CUSIP	(x$1000)	prn amt  SH/PRN  Discretion Managers  Sole      Shared      None
Column 1	          Column 2 Column 3   Column 4	     Column 5    Column 6   Column 7      Column 8

Abbott Labs            COM   002824100     3,619    73,870	SH     SOLE                 26,975    40,935      5,960
American Express       COM   025816109     4,209    41,060  SH     SOLE                 19,550    17,010      4,500
Amer. Power Conversion COM   029066107       862    17,800  SH     SOLE                 10,250     7,550
Boeing                 COM   097023105       220     6,750  SH     SOLE                            6,750
Bristol-Myers Squibb   COM   110122108    10,869    81,225  SH     SOLE                 13,825    38,825     28,575
CVS Corp.              COM   126650100     8,598   156,325  SH     SOLE                 48,100    49,810     58,415
Cadence Dsgn Sys       COM   127387108       652    21,900  SH     SOLE                 13,550     8,350
Callaway Golf Co.      COM   131193104       208    20,250  SH     SOLE                 12,750     7,500
Cisco Systems, Inc.    COM   17275R102       624     6,727  SH     SOLE                            6,727
Citigroup, Inc.        COM   172967101     2,606    52,455  SH     SOLE                 28,250    17,725      6,480
Compaq Computer        COM   204493100    12,314   293,195  SH     SOLE                 61,000   128,875    103,320
Dayton Hudson          COM   239753106     3,048    56,180  SH     SOLE                 30,500    18,900      6,780
Dentsply Int'l, Inc.   COM   249030107       676    26,250  SH     SOLE                 17,500     8,750
Eastman Kodak          COM   277461109       459     6,375  SH     SOLE                            6,375
Expeditors Intl. Wash  COM   302130109       605    14,400  SH     SOLE                  9,200     5,200
Federated Dept. Stores COM   31410H101     3,943    90,515  SH     SOLE                 39,000    43,785      7,730
Finova Group, Inc.     COM   317928109       542    10,050  SH     SOLE                  6,400     3,650
First Union Corp       COM   337358105     4,740    77,940  SH     SOLE                 30,500    40,565      6,875
Fiserv, Inc            COM   337738108       787    15,299  SH     SOLE                  9,900     5,399
Freddie Mac            COM   313400301     9,452   146,691  SH     SOLE                 30,575    64,315     51,801
Hewlett-Packard        COM   428236103     2,732    39,995  SH     SOLE                 13,050    22,635      4,310
Hillenbrand Inds       COM   431573104       655    11,525  SH     SOLE                  7,475     4,050
Johnson & Johnson      COM   478160104    10,021   119,470  SH     SOLE                 26,145    54,380     38,945
Kroger, Co.            COM   501044101    11,287   186,570  SH     SOLE                 50,450    80,390     55,730
Lexmark Intl Grp Cl A  COM   529771107       686     6,825  SH     SOLE                  4,200     2,625
Lucent Technologies    COM   549463107       396     3,600  SH     SOLE                            3,600
MBIA, Inc.             COM   55262C100       679    10,350  SH     SOLE                  7,075     3,275
MCI Worldcom, Inc.     COM   55268B106     4,201    58,550  SH     SOLE                 31,900    19,600      7,050
MGIC Investment        COM   552848103     4,555   114,405  SH     SOLE                 47,500    57,750      9,155
Marshall & Ilsley      COM   571834100       552     9,451  SH     SOLE                  2,000     7,451
Mediaone Group, Inc.   COM   58440J104     3,163    67,300  SH     SOLE                 31,700    28,100      7,500
Nabisco Holdings Cl A  COM   629526104     4,479   107,920  SH     SOLE                 41,350    56,945      9,625
National City Corp     COM   635405103     9,176   126,565  SH     SOLE                 26,850    55,010     44,705
Network Associates     COM   640938106       752    11,350  SH     SOLE                  7,275     4,075
Officemax, Inc.        COM   67622M108       473    38,600  SH     SOLE                 28,050    10,550
Pepsico                COM   713448108    10,445   255,540  SH     SOLE                 60,650   110,845	84,045
Pfizer Inc             COM   717081103       600     4,800  SH     SOLE                            4,800
Philip Morris          COM   718154107       498     9,300  SH     SOLE                            9,300
Proctor & Gamble       COM   742718109       232     2,540  SH     SOLE                            2,540
Regions Financial Corp COM   758940100       716    17,750  SH     SOLE                 11,300     6,450
Richfood Holdings Inc  COM   763408101       548    26,400  SH     SOLE                 16,800     9,600
Safeway, Inc.          COM   786514208    10,191   167,235  SH     SOLE                 39,150    74,965      53,120
Sara Lee Corp          COM   803111103       229     8,140  SH     SOLE                            8,140
Solectron Corp.        COM   834182107       720     7,750  SH     SOLE                  4,700     3,050
Southtrust Corp        COM   844730101       511    13,825  SH     SOLE                  9,525     4,300
Summit Bancorp         COM   866005101       418     9,575  SH     SOLE                  9,000       575
Sun Microsystems       COM   866810104     9,145   106,800  SH     SOLE                 23,960    49,550      33,290
Telephone & Data Syst. COM   879433100       512    11,400  SH     SOLE                  6,950     4,450
Tommy Hilfiger Corp    COM   G8915Z102       860    14,325  SH     SOLE                  9,500     4,825
U.S. Industries, Inc.  COM   912080108     3,342   181,855  SH     SOLE                 91,900    72,020      17,935
Wells Fargo & Co       COM   949746101    11,019   275,896  SH     SOLE                 56,645   121,503      97,748